Related party transactions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due from related parties, current	¥ 490,101	¥ 258,554
Amounts due from related parties, non-current	204,555	491,656
Amounts due to related parties, current	98,808	56,612
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	133,201	167,963
Amounts due to related parties, current	65,153	45,854
58 Finance [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	339,415	82,725
Amounts due from related parties, non-current	191,055	491,656
Others [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	17,485	7,866
Amounts due from related parties, non-current	13,500
Amounts due to related parties, current	¥ 33,655	¥ 10,758